Summary of significant accounting policies (Tables)	12 Months Ended
Dec. 31, 2020
Accounting Policies [Abstract]
Schedule of Useful life
Useful life (years)
Furniture and fixtures	5 – 10
Computer equipment	3 – 5
Computer software	3